Fair Values For Other Postretirement Benefit Plans By Asset Category (Detail) (Postretirement Benefit Plans, USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	$ 2,435	$ 3,053
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	208	237
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,434	2,178
US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	105	121
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	461	252
International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	111	104
Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	116	161
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,409	1,533
Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	6	12
Level 1 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,172	1,324
Level 1 | US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	98	94
Level 1 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	119	45
Level 1 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	14	18
Level 1 | Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category		40
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	980	1,520
Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	202	225
Level 2 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	262	854
Level 2 | US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	7	27
Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	296	207
Level 2 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	97	86
Level 2 | Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	116	121
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	46
Level 3 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	$ 46